OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	$ 22,739	$ 54,853
Additions		143
Amortization	(6,243)	(8,034)
Impairment	0	(24,223)
Additions and modification	3,469
Operating lease, right-of-use asset, beginning balance	19,965	22,739
SFL
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	14,001	23,973
Additions		0
Amortization	(1,820)	(1,918)
Impairment	0	(8,054)
Additions and modification	0
Operating lease, right-of-use asset, beginning balance	12,181	14,001
Golden Hawk Lease
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	1,154	2,803
Additions		0
Amortization	(1,013)	(1,042)
Impairment	0	(607)
Additions and modification	3,240
Operating lease, right-of-use asset, beginning balance	3,381	1,154
Admiral Schmidt and Vitus Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	5,361	25,417
Additions		10
Amortization	(3,053)	(4,504)
Impairment	0	(15,562)
Additions and modification	0
Operating lease, right-of-use asset, beginning balance	2,308	5,361
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating lease, right-of-use asset, beginning balance	2,223	2,660
Additions		133
Amortization	(357)	(570)
Impairment	0	0
Additions and modification	229
Operating lease, right-of-use asset, beginning balance	$ 2,095	$ 2,223